Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

At December 31,	2017	2018
At cost:
Land	$363	$345
Buildings	22,115	25,415
Machinery and equipment	211	292
Leasehold improvements	4,313	5,785
Furniture and fixtures	32	220
Motor vehicles	304	288
Total	27,338	32,345
Less: accumulated depreciation	(3,590)	(4,971)
Construction in process	13,228	68
Net book value	$36,976	$27,442

Schedule of Minimum Rental Payments To Be Received	At December 31, 2018, scheduled minimum rental payments to be received for buildings leased to others were $3,082 and the lease term expires on December 31, 2020.

At December 31,	Minimum rental payments
2019	$1,534
2020	1,548
Total	$3,082

Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Schedule of Minimum Rental Payments To Be Received	At December 31, 2018, scheduled minimum rental payments to be received for buildings leased to others were $12,207 and the lease term expires in 2030.

At December 31,	Minimum rental payments
2019	$—
2020	974
2021	1,006
2022	1,071
2023 and thereafter	9,156
Total	$12,207